Disposal of a Subsidiary - Summary of Disposal of a Subsidiary (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net assets disposed of:
Gain on disposal of a subsidiary	¥ 64	¥ 0	¥ 1,754
Satisfied By [Abstract]
Investments in associates	1,977	¥ 1,696	¥ 1,654
Shanghai Airlines Tours International (Group) Co., Ltd. [member]
Net assets disposed of:
Property, plant and equipment	26
Investments in associates	9
Right-of-use assets	10
Other non-current assets	3
Prepayments and other receivables	278
Restricted bank deposits and short-term bank deposits	251
Trade and notes receivables	115
Cash and cash equivalents	90
Trade and bills payables	(79)
Contract liabilities	(284)
Other payables and accruals	(378)
Lease liabilities	(10)
Net assets	31
Gain on disposal of a subsidiary	64
Satisfied By [Abstract]
Investments in associates	¥ 95